UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.7%
	AUSTRALIA – 10.6%
25,590	BHP Billiton Ltd.	$494,741
214,000	Newcrest Mining Ltd.*	1,762,868
153,843	Origin Energy Ltd.	1,275,185
25,590	South32 Ltd.*	33,388
252,000	WorleyParsons Ltd.	1,694,613
		5,260,795
	BRAZIL – 10.3%
200,000	Ambev S.A. - ADR	1,136,000
459,856	Cia Energetica de Minas Gerais - ADR	1,264,604
224,300	Grendene S.A.	1,170,631
119,200	Telefonica Brasil S.A. - ADR	1,551,984
		5,123,219
	CANADA – 11.4%
85,995	ARC Resources Ltd.	1,286,736
134,200	Barrick Gold Corp.	947,452
82,500	Goldcorp, Inc.	1,095,600
454,800	Kinross Gold Corp.*	827,736
260,700	Major Drilling Group International, Inc.	912,918
324,751	Yamana Gold, Inc.	636,512
		5,706,954
	CHILE – 1.6%
1,544,742	Aguas Andinas S.A. - A Shares	817,371

	FRANCE – 3.5%
23,500	Casino Guichard Perrachon S.A.	1,745,014

	HONG KONG – 3.3%
127,500	China Mobile Ltd.	1,669,343

	JAPAN – 7.1%
141,000	Isuzu Motors Ltd.	1,954,557
92,000	JGC Corp.	1,572,986
		3,527,543
	MALAYSIA – 3.6%
750,747	Malayan Banking Bhd	1,805,954

	NETHERLANDS – 3.8%
65,332	Royal Dutch Shell PLC - A Shares	1,878,519

	NEW ZEALAND – 5.1%
846,152	Kiwi Property Group Ltd.	770,803
906,410	Spark New Zealand Ltd.	1,771,057
		2,541,860
	NORWAY – 9.9%
99,960	Atea ASA	865,786

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY (Continued)
131,550	Fred Olsen Energy ASA*	$612,295
116,360	Statoil ASA	1,968,654
68,800	Telenor ASA	1,509,330
		4,956,065
	PANAMA – 4.4%
28,950	Copa Holdings S.A. - A Shares	2,186,594

	SINGAPORE – 2.6%
427,000	Singapore Telecommunications Ltd.	1,273,001

	SOUTH KOREA – 3.1%
1,530	Samsung Electronics Co., Ltd.	1,549,417

	SWEDEN – 2.5%
115,000	Telefonaktiebolaget LM Ericsson - ADR	1,233,950

	SWITZERLAND – 3.3%
22,000	Nestle S.A.	1,666,563

	THAILAND – 2.8%
2,525,000	Thai Beverage PCL	1,389,587

	TURKEY – 3.2%
137,400	Turkcell Iletisim Hizmetleri AS - ADR	1,577,352

	UNITED KINGDOM – 6.6%
124,100	Rolls-Royce Holdings PLC	1,538,654
521,300	Tesco PLC	1,755,846
		3,294,500
	TOTAL COMMON STOCKS (Cost $68,852,115)	49,203,601

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.1%
$549,832	UMB Money Market Fiduciary, 0.010%[1]	549,832

	TOTAL SHORT-TERM INVESTMENTS (Cost $549,832)	549,832

	TOTAL INVESTMENTS – 99.8% (Cost $69,401,947)	49,753,433
	Other Assets in Excess of Liabilities – 0.2%	122,466

	TOTAL NET ASSETS – 100.0%	$49,875,899

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES – 95.0%
	AUSTRALIA – 11.2%
1,500,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	$1,143,058
	Queensland Treasury Corp.
2,500,000	6.000%, 6/14/2021	2,175,280
1,500,000	5.750%, 7/22/2024	1,320,085
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	881,405
		5,519,828
	BERMUDA – 0.9%
5,000,000	Seadrill Ltd. 3.250%, 3/18/2019[1]	428,896

	BRAZIL – 1.3%
	Brazilian Government International Bond
1,000,000	12.500%, 1/5/2016	288,405
1,000,000	12.500%, 1/5/2022	338,800
		627,205
	CANADA – 12.0%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/2022[2]	771,259
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,680,174
1,750,000	Export Development Canada 3.875%, 3/16/2017	1,170,662
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	393,299
750,000	Province of Ontario Canada 1.900%, 9/8/2017	587,660
500,000	Sanjel Corp. 7.500%, 6/19/2019[2,3]	357,500
1,250,000	Sirius XM Canada Holdings, Inc. 5.625%, 4/23/2021[2,3]	960,509
		5,921,063
	CAYMAN ISLANDS – 2.8%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	1,402,599

	CHILE – 5.9%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	841,397
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,171,529

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	CHILE (Continued)
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	$911,036
		2,923,962
	GERMANY – 6.6%
	KFW
20,000,000	7.000%, 6/14/2016	314,976
14,500,000	5.000%, 5/22/2019	2,023,716
7,000,000	3.500%, 1/22/2021	925,252
		3,263,944
	LUXEMBOURG – 1.1%
500,000	VTB Bank OJSC Via VTB Capital S.A. 3.150%, 12/16/2016	517,386

	MALAYSIA – 5.4%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,650,911

	MEXICO – 7.9%
20,000,000	America Movil S.A.B. de C.V. 9.000%, 1/15/2016	1,268,409
42,000,000	Mexican Bonos 5.000%, 6/15/2017	2,650,891
		3,919,300
	NEW ZEALAND – 6.1%
2,000,000	Fonterra Cooperative Group Ltd. 5.520%, 2/25/2020	1,420,079
2,100,000	New Zealand Government Bond 3.000%, 9/20/2030	1,616,523
		3,036,602
	NORWAY – 4.3%
3,000,000	BOA Offshore A.S. 8.110%, 12/18/2018[1]	246,067
500,000	Det Norske Oljeselskap A.S.A. 10.250%, 5/27/2022[2,3]	495,000
6,000,000	Kommunalbanken A.S. 2.875%, 5/16/2017	757,856
5,000,000	Marine Harvest ASA 4.860%, 3/12/2018[1,2]	633,532
		2,132,455

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	PERU – 3.5%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	$1,728,926

	POLAND – 4.6%
	Poland Government Bond
3,000,000	4.750%, 10/25/2016	824,913
2,500,000	1.790%, 1/25/2017[1]	662,761
3,000,000	1.790%, 1/25/2018[1]	795,472
		2,283,146
	RUSSIA – 1.1%
34,000,000	Russian Federal Bond - OFZ 7.350%, 1/20/2016	548,093

	SINGAPORE – 5.9%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/2016[4]	728,005
2,000,000	Genting Singapore PLC 5.125%, 3/29/2049[1,2]	1,443,566
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[1,2]	740,572
		2,912,143
	SOUTH KOREA – 3.8%
2,750,000	Korea Development Bank 5.250%, 4/3/2018	1,874,299

	SWEDEN – 6.3%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,101,770
9,250,000	Kommuninvest I Sverige A.B. 4.000%, 8/12/2017	1,160,818
4,000,000	Magnolia Bostad A.B. 8.000%, 5/2/2018[2,3]	486,855
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	374,714
		3,124,157
	SWITZERLAND – 4.2%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	2,096,994

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	UNITED STATES – 0.1%
	Allied Nevada Gold Corp.
500,000	8.750%, 6/1/2019[2,3]	$20,300
1,000,000	8.750%, 6/1/2019[2]	42,052
		62,352
	TOTAL FIXED INCOME SECURITIES (Cost $62,115,436)	46,974,261

	SHORT-TERM INVESTMENTS – 1.8%
907,936	UMB Money Market Fiduciary, 0.010%[5]	$907,936

	TOTAL SHORT-TERM INVESTMENTS (Cost $907,936)	907,936

	TOTAL INVESTMENTS – 96.8% (Cost $63,023,372)	47,882,197
	Other Assets in Excess of Liabilities – 3.2%	1,592,424

	TOTAL NET ASSETS – 100.0%	$49,474,621

PLC – Public Limited Company

[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,320,164.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.
[6]	Local currency.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.8%
	GOLD MINING – 31.1%
100,120	Agnico Eagle Mines Ltd.	$2,215,656
17,500	AngloGold Ashanti Ltd. - ADR*	107,100
10,000	B2Gold Corp.*1	10,857
960,000	B2Gold Corp.*	1,027,200
25,000	Cia de Minas Buenaventura S.A. - ADR	178,000
5,000	Detour Gold Corp.*1	48,513
230,000	DRDGOLD Ltd. - ADR	292,100
339,000	Eldorado Gold Corp.	1,166,160
145,980	Goldcorp, Inc.	1,938,614
30,000	Lake Shore Gold Corp.*1	25,231
550,000	Mandalay Resources Corp.[1]	336,417
780,990	New Gold, Inc.*	1,718,178
21,000	Randgold Resources Ltd. - ADR	1,267,770
679,100	Yamana Gold, Inc.	1,331,036
		11,662,832
	ROYALTY COMPANIES – 21.7%
80,096	Franco-Nevada Corp.[1]	3,247,092
222,120	Osisko Gold Royalties Ltd.[1]	2,454,036
41,200	Royal Gold, Inc.	2,077,304
25,000	Sandstorm Gold Ltd.*	63,750
110,745	Sandstorm Gold Ltd.*1	281,964
		8,124,146
	PRECIOUS METALS DEVELOPMENTAL – 11.4%
430,000	Almaden Minerals Ltd.*1	263,017
2,085,470	Almaden Minerals Ltd. *	1,292,992
165,000	Almaden Minerals Ltd. *1, 2	100,925
240,000	Asanko Gold, Inc.*1	372,000
625,000	First Mining Finance Corp. *1, 2	176,810
35,000	Lundin Gold, Inc.*1	98,211
308,131	Pretium Resources, Inc.*	1,534,492
790,000	Romarco Minerals, Inc.*1	314,091
34,700	Rubicon Minerals Corp.*	28,957
800,000	Sunridge Gold Corp.*1	94,809
		4,276,304
	PRECIOUS METALS EXPLORATION – 19.0%
330,000	Balmoral Resources Ltd.*1	156,434
703,500	Cartier Resources, Inc.*1	49,754
1,445,213	Eurasian Minerals, Inc.*	657,572
2,193,000	Evrim Resources Corp.*1,3	226,359
100,000	Gabriel Resources Ltd.*1	33,642
850,000	Gold Canyon Resources, Inc.*1	74,738
70,000	Kaminak Gold Corp. - Class A*1	34,789

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
203,500	Maya Gold & Silver, Inc.*	$35,008
1,000,000	Medgold Resources Corp.*1, 2	61,167
716,666	Medgold Resources Corp.*1	43,836
540,000	Medgold Resources Corp.*1, 2	33,030
895,500	Midas Gold Corp.*1	232,793
2,400,000	Midland Exploration, Inc.*1, 2	1,156,052
1,007,000	Midland Exploration, Inc.*1	485,060
609,000	Midland Exploration, Inc. *1, 2	293,348
750,000	Minaurum Gold, Inc.*1	44,442
2,766,000	Miranda Gold Corp.*1	169,187
630,200	Mirasol Resources Ltd.*1	404,747
1,000,000	Mundoro Capital, Inc.*1	76,458
80,000	Nevada Sunrise Gold Corp.*1	11,010
300,000	Orezone Gold Corp.*1	71,106
220,000	Pilot Gold, Inc.*1	63,919
2,267,000	Radius Gold, Inc.*1	138,665
250,000	Renaissance Gold, Inc.*1	33,451
1,908,400	Revelo Resources Corp.*1	171,448
873,500	Riverside Resources, Inc.*1	120,216
1,025,000	Rye Patch Gold Corp.*1	121,473
13,433,333	Skeena Resources Ltd.*1, 2	1,027,092
85,000	Solitario Exploration & Royalty Corp.*	42,500
500,000	Strategic Metals Ltd.*1	103,219
1,000,000	Thunderstruck Resources Ltd.*1, 2, 3	34,406
135,000	Torex Gold Resources, Inc.*1	115,605
2,786,365	Vista Gold Corp.*	738,387
1,010,000	West Kirkland Mining, Inc.*1	48,264
		7,109,177
	SILVER: EXPLORATION AND MINING – 2.6%
68,266	Fortuna Silver Mines, Inc.*	189,779
361,000	Golden Arrow Resources Corp.*1	82,805
1,250,000	Golden Arrow Resources Corp. *1, 2	286,719
41,500	Pan American Silver Corp.	258,960
13,000	Silver Wheaton Corp.	170,040
		988,303
	DIVERSIFIED EXPLORATION AND MINING – 5.0%
84,010	Altius Minerals Corp.[1]	876,135
2,550,000	Bitterroot Resources Ltd.*1	9,748
8,000	Freeport-McMoRan Copper & Gold, Inc.	94,000
117,500	Ivanhoe Mines Ltd.*1	63,786
261,000	Lara Exploration Ltd.*1	42,905
158,910	Northern Dynasty Minerals Ltd.*	49,389

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	DIVERSIFIED EXPLORATION AND MINING (Continued)
239,900	Reservoir Minerals, Inc.*1	$733,695
		1,869,658
	TOTAL COMMON STOCKS (Cost $52,607,818)	34,030,420

	INVESTMENT MANAGEMENT COMPANIES – 8.0%
	PRECIOUS METALS – 3.9%
150,000	Golden Prospect Precious Metals Ltd.*1	45,370
112,000	Sprott Gold Miners - ETF	1,421,280
		1,466,650
	BULLION – 4.1%
48,000	Central Fund of Canada Ltd. - Class A1	500,160
18,616	Central GoldTrust*	704,988
3,000	iShares Silver Trust - ETF*	42,240
10,100	Sprott Physical Silver Trust*	57,166
200	ZKB Gold - Class A - ETF*1	213,088
		1,517,642
	TOTAL INVESTMENT MANAGEMENT COMPANIES (Cost $4,246,387)	2,984,292

	WARRANTS – 0.1%
	PRECIOUS METALS ROYALTIES – 0.0%
500,000	Gold Royalties Corp., Expiration Date: April 25, 2016*1, 4	—
1,250,000	Gold Royalties Corp., Expiration Date: December 6, 2015*1, 4	—
540,000	Medgold Resources Corp., Expiration Date: February 17, 2016*1, 2, 4	—
		—
	SILVER: EXPLORATION AND MINING – 0.1%
1,250,000	Golden Arrow Resources Corp.*1, 2, 4	43,008

	PRECIOUS METALS DEVELOPMENTAL – 0.0%
215,000	Almaden Minerals Ltd., Expiration Date: June 19, 2015*1, 2, 4	—
82,500	Almaden Minerals Ltd., Expiration Date: January 20, 2016 *1, 2, 4	—
570,000	Sunridge Gold Corp., Expiration Date: October 18, 2017*1	5,448
		5,448
	PRECIOUS METALS EXPLORATION – 0.0%
60,000	Dalradian Resources, Inc., Expiration Date: July 31, 2017*1, 2, 4	—
440,000	Gold Canyon Resources, Inc., Expiration Date: August 19, 2015*1, 4	—
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 4	—
300,000	Kiska Metals Corp., Expiration Date: February 28, 2017*1, 4	—
1,000,000	Medgold Resources Corp., Expiration Date: February 4, 2016*1, 2, 4	—
2,400,000	Midland Exploration, Inc., Expiration Date: April 30, 2018*1, 2, 4	—
304,500	Midland Exploration, Inc., Expiration Date: December 2, 2016*1, 2, 4	—
5,100,000	Skeena Resources, Inc., Expiration Date: October 27, 2016*1, 2, 4	—
500,000	Thunderstruck Resources Ltd., Expiration Date: November 4, 2017*1, 2, 4	—

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
1,010,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1, 2	$5,792
330,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1	1,892
		7,684
	TOTAL WARRANTS (Cost $26,301)	56,140

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
	Agnico Eagle Mines Ltd.
30	Exercise Price: $30, Expiration Date: January 21, 2017*	7,740
	Goldcorp, Inc.
50	Exercise Price: $30, Expiration Date: January 16, 2016*	225
80	Exercise Price: $25, Expiration Date: January 21, 2017*	4,000
100	Exercise Price: $27, Expiration Date: January 21, 2017*	4,200
	Kinross Gold Corp.
150	Exercise Price: $5, Expiration Date: January 16, 2016*	—
150	Exercise Price: $7, Expiration Date: January 16, 2016*	—
	New Gold, Inc.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	2,000
200	Exercise Price: $7, Expiration Date: January 21, 2017*	—
	Pan American Silver Corp.
100	Exercise Price: $12, Expiration Date: January 16, 2016*	750
	Royal Gold, Inc.
15	Exercise Price: $75, Expiration Date: January 16, 2016*	600
	Yamana Gold, Inc.
70	Exercise Price: $12, Expiration Date: January 16, 2016*	—
100	Exercise Price: $15, Expiration Date: January 16, 2016*	—
100	Exercise Price: $5, Expiration Date: January 21, 2017*	1,300

	TOTAL CALL OPTIONS (Cost $205,400)	20,815

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $205,400)	20,815

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Contracts		Value

	TOTAL INVESTMENTS – 99.0% (Cost $57,085,906)	$37,091,667
	Other Assets in Excess of Liabilities – 1.0%	377,567

	TOTAL NET ASSETS – 100.0%	$37,469,234

	SECURITIES SOLD SHORT – 0.0%
	WRITTEN OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	Eldorado Gold Corp.
(50)	Exercise Price: $4, Expiration Date: August 22, 2015*	(3,000)
	Silver Wheaton Corp.
(40)	Exercise Price: $13, Expiration Date: August 22, 2015*	(2,240)
(30)	Exercise Price: $14, Expiration Date: August 22, 2015*	(3,660)
(30)	Exercise Price: $15, Expiration Date: August 22, 2015*	(6,135)

	TOTAL PUT OPTIONS (Proceeds $6,613)	(15,035)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $6,613)	(15,035)

	TOTAL SECURITIES SOLD SHORT (Proceeds $6,613)	$(15,035)

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 8.59% of net assets.
[3]	Affiliated company.
[4]	Fair value under procedures established by the Board of Trustees, represents 0.11% of Net Assets.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 88.4%
	AUSTRALIA – 5.8%
794,946	Federation Centres - REIT	$1,743,175
253,000	WorleyParsons Ltd.	1,701,338
		3,444,513
	BRAZIL – 12.5%
450,451	Ambev S.A. - ADR	2,558,562
181,000	BM&FBovespa S.A.	551,881
426,400	Cia Energetica de Minas Gerais - ADR	1,172,600
252,300	Grendene S.A.	1,316,764
136,400	Telefonica Brasil S.A. - ADR	1,775,928
		7,375,735
	CANADA – 1.7%
104,047	Freehold Royalties Ltd.	1,031,003

	CHILE – 3.0%
3,392,000	Aguas Andinas S.A. - A Shares	1,794,812

	CHINA – 3.8%
18,500	CNOOC Ltd. - ADR	2,269,025

	FRANCE – 10.0%
26,250	Casino Guichard Perrachon S.A.	1,949,218
99,300	Engie	1,906,931
41,780	Total S.A. - ADR	2,059,336
		5,915,485
	GERMANY – 3.6%
61,600	Freenet A.G.	2,115,914

	HONG KONG – 3.7%
165,000	China Mobile Ltd.	2,160,327

	MALAYSIA – 3.7%
912,000	Malayan Banking Bhd	2,193,855

	NETHERLANDS – 3.3%
34,080	Royal Dutch Shell PLC - ADR - Class A	1,958,918

	NEW ZEALAND – 6.7%
1,849,000	Kiwi Property Group Ltd.	1,684,349
1,162,000	Spark New Zealand Ltd.	2,270,460
		3,954,809
	NORWAY – 10.1%
167,079	Atea ASA	1,447,125
165,200	Fred Olsen Energy ASA*	768,918
104,100	Statoil ASA - ADR	1,760,331
90,900	Telenor ASA	1,994,158
		5,970,532

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 10.4%
1,044,800	Ascendas India Trust	$712,069
779,000	Ascendas Real Estate Investment Trust	1,374,138
601,000	Singapore Telecommunications Ltd.	1,791,741
3,612,961	Starhill Global REIT	2,291,185
		6,169,133
	SWEDEN – 3.8%
65,417	Betsson A.B.*	1,094,227
107,800	Telefonaktiebolaget LM Ericsson - ADR	1,156,694
		2,250,921
	TURKEY – 3.2%
164,200	Turkcell Iletisim Hizmetleri AS - ADR	1,885,016

	UNITED KINGDOM – 3.1%
542,000	Tesco PLC	1,825,568

	TOTAL COMMON STOCKS (Cost $61,414,231)	52,315,566

Principal Amount

	SHORT-TERM INVESTMENTS – 8.3%
$4,900,308	UMB Money Market Fiduciary, 0.010%[1]	4,900,308

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,900,308)	4,900,308

	TOTAL INVESTMENTS – 96.7% (Cost $66,314,539)	57,215,874
	Other Assets in Excess of Liabilities – 3.3%	1,957,437

	TOTAL NET ASSETS – 100.0%	$59,173,311

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP China Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.7%
	BASIC MATERIALS – 0.0%
2,700,000	China Forestry Holdings Co., Ltd.*1	$—

	COMMUNICATIONS – 9.4%
15,000	Alibaba Group Holding Ltd. - ADR*	1,175,100
15,000	JD.com, Inc. - ADR*	495,450
50,000	Tencent Holdings Ltd.	931,532
		2,602,082
	CONSUMER, CYCLICAL – 16.0%
240,000	Haier Electronics Group Co., Ltd.	563,340
600,000	Minth Group Ltd.	1,190,356
900,000	Nexteer Automotive Group Ltd.	853,295
200,000	Sands China Ltd.	882,654
180,000	Shenzhou International Group Holdings Ltd.	945,368
		4,435,013
	CONSUMER, NON-CYCLICAL – 30.3%
500,000	China Medical System Holdings Ltd.	664,319
100,000	China Mengniu Dairy Co., Ltd.	452,124
100,000	Hengan International Group Co., Ltd.	1,117,733
843,500	Lee's Pharmaceutical Holdings Ltd.	1,418,836
450,000	Phoenix Healthcare Group Co., Ltd.	736,655
210,000	Samsonite International S.A.	685,345
2,512,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,286,410
1,400,001	Sino Biopharmaceutical	1,621,063
10,000	WuXi PharmaTech Cayman, Inc. - ADR*	415,000
		8,397,485
	FINANCIAL – 17.7%
325,000	AIA Group Ltd.	2,113,973
71,136	Cheung Kong Property Holdings Ltd.*	592,777
71,136	CK Hutchison Holdings Ltd.	1,055,907
200,000	Ping An Insurance Group Co. of China Ltd. - Class H	1,150,913
		4,913,570
	INDUSTRIAL – 16.9%
90,000	Delta Electronics, Inc.	442,708
521,000	Haitian International Holdings Ltd.	1,078,331
32,000	Hermes Microvision, Inc.	1,595,934
450,000	Techtronic Industries Co.	1,584,703
		4,701,676
	TECHNOLOGY – 5.5%
350,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,529,504

	UTILITIES – 4.9%
1,000,000	Guangdong Investment Ltd.	1,356,062

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Value

COMMON STOCKS (Continued)
TOTAL COMMON STOCKS (Cost $19,156,684)	$27,935,392

TOTAL INVESTMENTS – 100.7% (Cost $19,156,684)	27,935,392
Liabilities in Excess of Other Assets – (0.7)%	(205,478)

TOTAL NET ASSETS – 100.0%	$27,729,914

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.

See accompanying Notes to Schedule of Investments.

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.9%
	AUSTRALIA – 0.0%
65,082	Isentric Ltd.*	$4,757

	CHINA – 5.7%
320,000	Haitian International Holdings Ltd.	662,315
300,000	Phoenix Healthcare Group Co., Ltd.	491,103
7,500	WuXi PharmaTech Cayman, Inc. - ADR*	311,250
		1,464,668
	HONG KONG – 3.5%
260,000	Techtronic Industries Co.	915,606

	INDIA – 19.7%
100,000	Eveready Industries India Ltd.	513,249
400,000	Fortis Healthcare Ltd.*	1,192,550
180,000	Jyothy Laboratories Ltd.	853,001
99,949	LIC Housing Finance Ltd.	777,491
18,000	Natco Pharma Ltd.	649,318
35,000	Strides Arcolab Ltd.	695,037
150,000	Sundram Fasteners Ltd.	409,042
		5,089,688
	INDONESIA – 5.9%
1,000,000	Mitra Adiperkasa Tbk P.T.*	343,495
750,000	Siloam International Hospitals Tbk P.T.	917,575
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.	257,761
		1,518,831
	MALAYSIA – 3.7%
600,000	Globetronics Technology BHD	962,636

	PHILIPPINES – 19.1%
50,000	GT Capital Holdings, Inc.	1,531,183
1,000,000	Puregold Price Club, Inc.	809,168
370,000	Robinsons Retail Holdings, Inc.	609,992
180,000	Security Bank Corp.	585,695
2,000,000	SSI Group, Inc.*	379,945
240,000	Universal Robina Corp.	1,004,362
		4,920,345
	SINGAPORE – 3.0%
1,080,000	Silverlake Axis Ltd.	765,581

	SOUTH KOREA – 16.5%
4,000	Hanssem Co., Ltd.	1,017,025
24,000	Koh Young Technology, Inc.	887,279
16,900	KONA I Co., Ltd.	669,186
60,000	Sam Chun Dang Pharm Co., Ltd.	520,175
34,000	Vieworks Co., Ltd.	1,169,327
		4,262,992

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN – 10.3%
20,000	Hermes Microvision, Inc.	$997,459
100,000	Sitronix Technology Corp.	245,512
50,000	Sporton International, Inc.	306,716
120,000	Superalloy Industrial Co., Ltd.	391,036
350,000	Taiwan Paiho Ltd.	731,301
		2,672,024
	THAILAND – 3.6%
1,400,000	MC Group PCL	539,817
320,000	Robinson Department Store PCL	385,506
		925,323
	UNITED STATES – 5.9%
1,600,000	Nexteer Automotive Group Ltd.	1,516,969

	VIETNAM – 3.0%
17,910	Bank for Foreign Trade of Vietnam JSC	40,962
220,988	Mobile World Investment Corp.*	724,200
		765,162
	TOTAL COMMON STOCKS (Cost $20,376,378)	25,784,582

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
33,332	KPJ Healthcare BHD, Expiration Date: January 24, 2019*	5,665

	TOTAL WARRANTS (Cost $0)	5,665

	TOTAL INVESTMENTS – 99.9% (Cost $20,376,378)	25,790,247
	Other Assets in Excess of Liabilities – 0.1%	23,388

	TOTAL NET ASSETS – 100.0%	$25,813,635

ADR – American Depositary Receipt
PCL – Public Company Limited

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.4%
	ARGENTINA – 3.8%
7,000	Banco Macro S.A. - ADR	$298,970
20,000	Pampa Energia S.A. - ADR*	305,000
		603,970
	BRAZIL – 32.9%
90,000	Ambev S.A. - ADR	511,200
57,000	BB Seguridade Participacoes S.A.	536,872
100,000	BM&FBovespa S.A.	304,907
50,000	Cia Hering	172,751
60,000	Fleury S.A.	314,720
100,000	International Meal Co. Alimentacao S.A.*	236,565
80,500	Itau Unibanco Holding S.A. - ADR	698,740
16,200	Kepler Weber S.A.	113,220
31,000	Linx S.A.	456,942
20,000	M Dias Branco S.A.	451,519
71,000	Mahle-Metal Leve S.A. Industria e Comercio	428,198
200,000	Randon Participacoes S.A.	186,916
35,000	Totvs S.A.	358,382
95,000	Weg S.A.	521,612
		5,292,544
	CHILE – 1.3%
24,710,000	Vina San Pedro Tarapaca S.A.	209,276

	COLOMBIA – 6.5%
12,000	Bancolombia S.A. - ADR	463,200
29,000	Grupo de Inversiones Suramericana S.A.	372,569
40,000	Organizacion Terpel S.A.	213,889
		1,049,658
	MEXICO – 54.9%
240,000	Alsea S.A.B. de C.V.	780,810
80,000	Arca Continental S.A.B. de C.V.	481,465
130,000	Banregio Grupo Financiero S.A.B. de C.V.	745,266
700,000	Consorcio ARA S.A.B. de C.V.*	282,824
275,000	Corp Actinver S.A.B. de C.V.*	267,106
12,000	Corporativo Fragua S.A.B. de C.V.	175,280
261,582	Credito Real S.A.B. de C.V.	598,412
37,000	El Puerto de Liverpool S.A.B. de C.V.	433,093
40,000	Gruma S.A.B. de C.V. - B Shares	524,090
145,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	806,511
230,625	Grupo Herdez S.A.B. de C.V.	620,916
250,000	Grupo Industrial Saltillo S.A.B. de C.V.	502,715
230,000	Grupo Lala S.A.B. de C.V.	532,158
161,569	Grupo Lamosa S.A.B. de C.V.	303,634
125,000	Infraestructura Energetica Nova S.A.B. de C.V.	610,473

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
103,557	Medica Sur S.A.B. de C.V.	$345,779
235,000	Nemak S.A.B. de C.V.*	288,782
225,000	Wal-Mart de Mexico S.A.B. de C.V.	546,563
		8,845,877
	TOTAL COMMON STOCKS (Cost $16,527,945)	16,001,325

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.9%
$150,374	UMB Money Market Fiduciary, 0.010%[1]	150,374

	TOTAL SHORT-TERM INVESTMENTS (Cost $150,374)	150,374

	TOTAL INVESTMENTS – 100.3% (Cost $16,678,319)	16,151,699
	Liabilities in Excess of Other Assets – (0.3)%	(43,739)

	TOTAL NET ASSETS – 100.0%	$16,107,960

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Gold Fund (the “Gold Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Emerging Markets Small Companies Fund (formerly known as EP Asia Small Companies Fund) (the “Emerging Markets Small Companies Fund”), and EP Latin America Fund (the “Latin America Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.  The Gold Fund and China Fund are authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Latin America Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund, Emerging Markets Small Companies Fund and Latin America Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At July 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	Gold Fund	International Dividend Income Fund

Cost of investments	$69,447,388	$63,023,372	$57,101,519	$66,342,060

Gross unrealized appreciation	$2,555,229	$177,244	$628,812	$1,434,997
Gross unrealized depreciation	(22,249,184)	(15,318,419)	(20,638,664)	(10,561,183)
Net unrealized appreciation (depreciation) on investments	$(19,693,955)	$(15,141,175)	$(20,009,852)	$(9,126,186)

	China Fund	Emerging Markets Small Companies Fund	Latin America Fund

Cost of investments	$19,173,541	$20,376,378	$16,678,319

Gross unrealized appreciation	$10,398,143	$6,936,514	$1,577,421
Gross unrealized depreciation	(1,636,292)	(1,522,645)	(2,104,041)

Net unrealized appreciation (depreciation) on investments	$8,761,851	$5,413,869	$(526,620)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$6,711,216	$-	$-	$6,711,216
Communications	11,451,802	-	-	11,451,802
Consumer, Cyclical	5,311,781	-	-	5,311,781
Consumer, Non-cyclical	7,693,011	-	-	7,693,011
Energy	5,746,204	-	-	5,746,204
Financial	2,576,758	-	-	2,576,758
Industrial	4,806,253	-	-	4,806,253
Technology	1,549,417	-	-	1,549,417
Utilities	3,357,159	-	-	3,357,159
Short-Term Investments	549,832	-	-	549,832
Total Investments	$49,753,433	$-	$-	$49,753,433

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

International Bond Fund	Level 1	Level 2	Level 3**	Total
Investments
Bonds
Basic Materials	$-	$62,352	$-	$62,352
Communications	-	4,396,073	-	4,396,073
Consumer, Cyclical	-	1,443,566	-	1,443,566
Consumer, Non-cyclical	-	4,599,268	-	4,599,268
Diversified	-	740,572	-	740,572
Energy	-	2,052,655	-	2,052,655
Financial	-	7,711,886	-	7,711,886
Government	-	25,328,524	-	25,328,524
Industrial	-	246,067	-	246,067
Utilities	-	393,298	-	393,298
Short-Term Investments	907,936	-	-	907,936
Total Investments	$907,936	$46,974,261	$-	$47,882,197

Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Gold Mining	$11,662,832	$-	$-	$11,662,832
Royalty Companies	8,124,146	-	-	8,124,146
Precious Metals Developmental	4,276,304	-	-	4,276,304
Precious Metals Exploration	7,109,177	-	-	7,109,177
Silver: Exploration and Mining	988,303	-	-	988,303
Diversified Exploration and Mining	1,869,658	-	-	1,869,658
Investment Management Companies
Precious Metals	1,466,650	-	-	1,466,650
Bullion	1,517,642	-	-	1,517,642
Warrants
Precious Metals Royalties	-	-	-	-
Silver: Exploration and Mining	-	-	43,008	43,008
Precious Metals Developmental	5,448	-	-	5,448
Precious Metals Exploration	7,684	-	-	7,684
Purchased Call Options Contracts	-	20,815	-	20,815
Total Investments	$37,027,844	$20,815	$43,008	$37,091,667

Liabilities
Investments
Written Put Options Contracts	$-	$15,035	$-	$15,035
Total Liabilities	$-	$15,035	$-	$15,035

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$52,315,566	$—	$—	$52,315,566
Short-Term Investments	4,900,308	—	—	4,900,308
Total Investments	$57,215,874	$—	$—	$57,215,874

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

China Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Communications	1,670,550	931,532	-	2,602,082
Consumer, Cyclical	2,043,651	2,391,362	-	4,435,013
Consumer, Non-cyclical	4,753,357	3,644,128	-	8,397,485
Financial	592,777	4,320,793	-	4,913,570
Industrial	-	4,701,676	-	4,701,676
Technology	-	1,529,504	-	1,529,504
Utilities	-	1,356,062	-	1,356,062
Total Investments	$9,060,335	$18,875,057	$-	$27,935,392

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Consumer, Cyclical	$2,851,162	$4,615,300	$-	$7,466,462
Consumer, Non-cyclical	1,878,143	6,494,789	-	8,372,932
Financial	40,962	2,894,369	-	2,935,331
Industrial	391,036	3,088,628	-	3,479,664
Technology	-	3,530,193	-	3,530,193
Warrants	5,665	-	-	5,665
Total Investments	$5,166,968	$20,623,279	$-	$25,790,247

Latin America Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$16,001,325	$-	$-	$16,001,325
Short-Term Investments	150,374	-	-	150,374
Total Investments	$16,151,699	$-	$-	$16,151,699

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation for the International Value Fund, International Dividend Income Fund, China Fund and Emerging Markets Small Companies Fund. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.

The Gold Fund had transfers out of Level 3 into Level 1 as a result of the advisor changing the pricing procedure of unregistered securities and securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, converting to publicly traded securities.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Gold Fund	China Fund
Beginning balance October 31, 2014	$1,137,411	$-
Transfers into Level 3 during the period	43,008	-
Transfers out of Level 3 during the period	(1,137,411)	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	-	-
Net purchases	-	-
Net sales	-	-
Balance as of July 31, 2015	$43,008	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2015:

	Fair Value July 31, 2015	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Gold Fund - Warrant	$43,008	Fair Value Pricing	discount for lack of marketability	10% - 20%	Decrease
China Fund – Common Stocks	$ -	Fair Value Pricing	adjusted by management to reflect current conditions	-	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2015 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain
Gold Fund
Evrim Resources Corp.	$370,195	$27,223	$-	$(171,059)	$226,359	$-	$-
Gold Royalties Corp.(1)	253,287	14,305	(267,592)	-	-	-	-
Thunderstruck Resources Ltd.	-	87,656	-	(53,250)	34,406	-	-

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Gold Fund
Evrim Resources Corp.	1,983,500	209,500	-	2,193,000
Gold Royalties Corp.(1)	2,196,000	265,000	(2,461,000)	-
Thunderstruck Resources Ltd.	-	1,000,000	-	1,000,000

(1)	No longer affiliated as of July 31, 2015.

Note 6 – Event Subsequent to the Period End
On August 31, 2015, the name and principal investment strategies of the EP Asia Small Companies Fund changed. The Fund name changed to EP Emerging Markets Small Companies Fund. Further information regarding these changes can be found in the Fund’s revised Summary Prospectus, Prospectus and Statement of Additional Information.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/2015

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/2015

* Print the name and title of each signing officer under his or her signature.